Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0000087347
Registrant Name	SLB LIMITED/NV
Registration File Number	333-295427
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES